Summary of Significant Accounting Policies (Details) - Schedule of Revenue are Disaggregated - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Financial Statements [Abstract]
Revenues	$ 159,378,000	$ 124,728,000	$ 282,413,000	$ 249,235,000	$ 238,925,000
Balance sheet items, except for equity accounts			6,897.2000	6,372.6000
Items in the statements of operations and comprehensive loss, and statements of cash flows			6,729	6,450.8000	6,904.2000
Transferred at Point in Time [Member]
Schedule of Consolidated Financial Statements [Abstract]
Revenues			266,934,000	244,646,000	238,399,000
Transferred over Time [Member]
Schedule of Consolidated Financial Statements [Abstract]
Revenues			$ 15,479,000	$ 4,589,000	$ 526,000